SCHEDULE OF INVESTMENTS
Ivy High Income Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services
Cable & Satellite – 0.2%
Altice N.V., Class A(A)(B)	650		$2,329
Altice USA, Inc., Class A(A)	140		3,414

			5,743

Total Communication Services - 0.2%			5,743

Consumer Discretionary
Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)(C)(D)	219		—	*

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B(A)(D)(E)	—	*	—

Education Services – 1.6%
Laureate Education, Inc., Class A(A)	5,108		80,246

Hotels, Resorts & Cruise Lines – 0.9%
Studio City International Holdings Ltd.(A)	2,268		44,949

Total Consumer Discretionary - 2.5%			125,195

Consumer Staples
Agricultural Products – 0.0%
ASG Warrant Corp.(A)(C)(D)	20		—

Total Consumer Staples - 0.0%			—

Energy
Coal & Consumable Fuels – 0.0%
Westmoreland Coal Co.(A)(D)	212		3,073

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC(A)(B)(C)(D)(E)	18		4,584

Oil & Gas Exploration & Production – 0.1%
Bellatrix Exploration Ltd.(A)(B)(C)	2,856		1,963
Sabine Oil & Gas Corp.(A)(E)	5		151

			2,114

Total Energy - 0.2%			9,771

Financials
Specialized Finance – 0.3%
Maritime Finance Co. Ltd.(A)(C)(D)(E)	1,750		15,663

Total Financials - 0.3%			15,663

Health Care
Pharmaceuticals – 0.1%
Advanz Pharma Corp.(A)(B)(G)	297		4,903

Total Health Care - 0.1%			4,903

Industrials
Air Freight & Logistics – 0.0%
BIS Industries Ltd.(A)(C)(D)(E)	19,683	1,191

Total Industrials - 0.0%		1,191

TOTAL COMMON STOCKS – 3.3%		$162,466

(Cost: $165,434)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.1%
Pinnacle Agriculture Enterprises LLC(A)(D)(E)	49,044	3,840
St. John Knits International, Inc.(A)(D)	48	—

		3,840

Total Consumer Staples - 0.1%		3,840

Energy
Oil & Gas Exploration & Production – 1.0%
Targa Resources Corp., 9.500%(A)(E)	47	50,895

Total Energy - 1.0%		50,895

TOTAL PREFERRED STOCKS – 1.1%		$54,735

(Cost: $74,746)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12-29-29(E)(H)	20	79
Ultra Resources, Inc., expires 7-14-25(H)	133	5

		84

TOTAL WARRANTS – 0.0%		$84

(Cost: $182)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Advertising – 0.2%
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2-15-24	$9,997	10,284

Alternative Carriers – 0.1%
Consolidated Communications Finance II Co., 6.500%, 10-1-22(G)	5,299	4,940

Broadcasting – 0.6%
Clear Channel International B.V., 8.750%, 12-15-20(F)	3,182	3,254
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24(F)	26,865	29,148

		32,402

Cable & Satellite – 8.5%
Altice Financing S.A.:
6.625%, 2-15-23(F)	9,283	9,515
7.500%, 5-15-26(F)	29,379	29,529
Altice France S.A.:
7.375%, 5-1-26(F)	35,587	36,477
8.125%, 2-1-27(F)	36,628	38,459

Altice Luxembourg S.A., 10.500%, 5-15-27(F)		63,656	65,406
Altice S.A.:
7.250%, 5-15-22(F)(I)	EUR	985	1,148
7.750%, 5-15-22(F)		$13,860	14,085
6.250%, 2-15-25(F)(I)	EUR	4,462	5,042
7.625%, 2-15-25(F)		$37,539	35,310
Altice U.S. Finance I Corp.:
5.375%, 7-15-23(F)		19,883	20,430
5.500%, 5-15-26(F)		21,539	22,588
Block Communications, Inc., 6.875%, 2-15-25(F)		2,159	2,251
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26(F)		8,288	8,674
5.000%, 2-1-28(F)		27,490	28,073
CSC Holdings LLC, 5.375%, 2-1-28(F)		30,790	31,983
DISH DBS Corp.:
5.875%, 7-15-22		13,090	13,286
5.875%, 11-15-24		11,998	11,353
7.750%, 7-1-26		17,979	17,620
Neptune Finco Corp., 6.625%, 10-15-25(F)		8,618	9,221
VTR Finance B.V., 6.875%, 1-15-24(F)		28,053	29,035

			429,485

Integrated Telecommunication Services – 5.5%
Frontier Communications Corp.:
6.875%, 1-15-25(G)		33,503	18,762
11.000%, 9-15-25		51,015	31,629
8.500%, 4-1-26(F)		48,917	47,449
8.000%, 4-1-27(F)		57,523	59,824
GCI, Inc., 6.875%, 4-15-25		29,696	30,958
West Corp., 8.500%, 10-15-25(F)		96,596	84,522

			273,144

Publishing – 0.6%
E.W. Scripps Co., 5.125%, 5-15-25(F)		2,370	2,275
MDC Partners, Inc., 6.500%, 5-1-24(F)		26,290	24,160

			26,435

Wireless Telecommunication Service – 1.2%
Digicel Group Ltd.:
8.250%, 9-30-22(F)		4,813	1,035
8.250%, 12-30-22(F)		5,103	2,806
Digicel Group Ltd. (7.125% Cash or 2.000% PIK), 9.125%, 4-1-24(F)(J)		7,760	1,591
Digicel International Finance Ltd., 8.750%, 5-25-24(F)(G)		47,517	44,904
Digicel Ltd., 6.750%, 3-1-23(F)		16,149	9,043

			59,379

Total Communication Services - 16.7%			836,069

Consumer Discretionary
Auto Parts & Equipment – 0.1%
Adient U.S. LLC, 7.000%, 5-15-26(F)		1,529	1,571
Panther BF Aggregator 2 L.P., 6.250%, 5-15-26(F)		3,836	3,985

			5,556

Automotive Retail – 0.8%
Allison Transmission, Inc., 5.000%, 10-1-24(F)	5,787	5,903
Penske Automotive Group, Inc., 5.500%, 5-15-26	4,202	4,381
Sonic Automotive, Inc.:
5.000%, 5-15-23	24,788	25,005
6.125%, 3-15-27	6,881	6,760

		42,049

Casinos & Gaming – 2.0%
Everi Payments, Inc., 7.500%, 12-15-25(F)	25,914	27,080
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(F)	16,434	17,297
Golden Nugget, Inc., 6.750%, 10-15-24(F)	34,265	35,293
Wynn Macau Ltd.:
4.875%, 10-1-24(F)	5,405	5,297
5.500%, 10-1-27(F)	13,880	13,498

		98,465

Education Services – 2.1%
Laureate Education, Inc., 8.250%, 5-1-25(F)	96,155	105,049

Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc., 7.250%, 5-1-25(F)	15,111	16,358

Leisure Facilities – 0.3%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27	12,760	13,239

Restaurants – 0.2%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 5.000%, 10-15-25(F)	9,207	9,279

Specialized Consumer Services – 0.3%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10-1-21(F)	10,087	10,125
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4-15-22(F)	5,409	5,402

		15,527

Specialty Stores – 3.5%
Cumberland Farms, Inc., 6.750%, 5-1-25(F)	12,736	13,500
Party City Holdings, Inc., 6.625%, 8-1-26(F)(G)	11,596	11,248
Staples, Inc.:
7.500%, 4-15-26(F)	95,592	95,029
10.750%, 4-15-27(F)	57,356	57,069

		176,846

Total Consumer Discretionary - 9.6%		482,368

Consumer Staples
Food Distributors – 0.7%
Performance Food Group, Inc., 5.500%, 6-1-24(F)	17,758	18,135
U.S. Foods, Inc., 5.875%, 6-15-24(F)	18,320	18,824

		36,959

Packaged Foods & Meats – 4.9%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(F)	37,276	38,348
5.750%, 6-15-25(F)	30,529	31,750

JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(F)	19,445	21,122
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.), 6.500%, 4-15-29(F)	3,056	3,320
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(F)	5,439	5,521
5.875%, 9-30-27(F)	19,457	20,162
Post Holdings, Inc.:
5.500%, 3-1-25(F)	6,059	6,256
5.000%, 8-15-26(F)	8,493	8,610
5.750%, 3-1-27(F)	37,477	38,695
Simmons Foods, Inc.:
7.750%, 1-15-24(F)	10,083	10,864
5.750%, 11-1-24(F)	67,921	61,808

		246,456

Total Consumer Staples - 5.6%		283,415

Energy
Oil & Gas Drilling – 1.2%
Ensco plc, 7.750%, 2-1-26(G)	15,502	11,549
KCA Deutag UK Finance plc, 7.250%, 5-15-21(F)	31,548	23,740
Offshore Drilling Holding S.A., 8.375%, 9-20-20(F)(K)	64,569	22,277
Offshore Group Investment Ltd., 0.000%, 11-1-19(D)(L)	20,035	—

		57,566

Oil & Gas Equipment & Services – 1.2%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7-15-25(F)	20,086	18,203
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc., 10.625%, 5-1-24(F)	25,491	23,826
Nine Energy Service, Inc., 8.750%, 11-1-23(F)	11,591	11,301
SESI LLC, 7.125%, 12-15-21	7,092	4,947

		58,277

Oil & Gas Exploration & Production – 3.8%
Bellatrix Exploration Ltd., 8.500%, 9-11-23	6,693	6,790
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(J)	7,293	7,405
Chesapeake Energy Corp.:
7.000%, 10-1-24(G)	27,050	24,278
8.000%, 1-15-25(G)	2,525	2,329
Crownrock L.P., 5.625%, 10-15-25(F)	46,856	46,856
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(F)	15,582	16,147
5.750%, 1-30-28(F)	11,167	11,753
Extraction Oil & Gas, Inc., 5.625%, 2-1-26(F)	21,000	16,957
Laredo Petroleum, Inc., 6.250%, 3-15-23(G)	5,489	5,106
Sanchez Energy Corp., 7.250%, 2-15-23(F)(G)	3,888	2,945
Seven Generations Energy Ltd.:
6.750%, 5-1-23(F)	33,902	34,495
5.375%, 9-30-25(F)	11,912	11,466
Ultra Resources, Inc. (9.000% Cash or 2.000% PIK), 11.000%, 7-12-24(J)	6,839	2,599

WildHorse Resource Development Corp., 6.875%, 2-1-25	3,836	3,606

		192,732

Oil & Gas Refining & Marketing – 1.7%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	8,071	8,152
6.375%, 7-1-26	2,319	2,333
Comstock Escrow Corp., 9.750%, 8-15-26	65,736	50,452
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(F)	7,688	1,768
8.000%, 2-15-25(F)	8,197	1,783
7.750%, 5-15-26(F)	11,584	10,339
QEP Resources, Inc., 5.625%, 3-1-26	9,650	9,071

		83,898

Total Energy - 7.9%		392,473

Financials
Consumer Finance – 1.0%
CURO Group Holdings Corp., 8.250%, 9-1-25(F)	19,334	16,093
Quicken Loans, Inc., 5.750%, 5-1-25(F)	32,851	33,826

		49,919

Financial Exchanges & Data – 1.3%
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26(F)	15,454	15,894
8.250%, 11-15-26(F)	51,001	52,455

		68,349

Insurance Brokers – 1.3%
NFP Corp., 6.875%, 7-15-25(F)	66,616	65,930

Other Diversified Financial Services – 1.8%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 12-1-19(F)(J)(M)	172,547	89,724

Property & Casualty Insurance – 1.2%
Amwins Group, Inc., 7.750%, 7-1-26(F)	19,386	20,064
Hub International Ltd., 7.000%, 5-1-26(F)	38,701	39,233

		59,297

Specialized Finance – 2.0%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(F)	30,481	30,862
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(F)	15,494	16,153
Hadrian Merger Sub, Inc., 8.500%, 5-1-26(F)	28,417	26,854
Tervita Escrow Corp., 7.625%, 12-1-21(F)	7,723	7,856
TMX Finance LLC and TitleMax Finance Corp., 11.125%, 4-1-23(F)	23,138	21,865

		103,590

Thrifts & Mortgage Finance – 0.4%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(F)	19,671	18,491

Total Financials - 9.0%		455,300

Health Care
Health Care Facilities – 2.3%
DaVita HealthCare Partners, Inc., 5.125%, 7-15-24	4,274	4,275
MPH Acquisition Holdings LLC, 7.125%, 6-1-24(F)	8,972	8,413
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(F)	62,859	65,845
Surgery Center Holdings, Inc., 10.000%, 4-15-27(F)	34,483	34,397

		112,930

Health Care Services – 0.1%
Polaris Intermediate Corp., 8.500%, 12-1-22(F)	7,235	6,385

Health Care Technology – 1.2%
Verscend Holding Corp., 9.750%, 8-15-26(F)	57,280	59,571

Life Sciences Tools & Services – 0.7%
Avantor, Inc., 9.000%, 10-1-25(F)	30,765	34,303

Pharmaceuticals – 2.3%
Advanz Pharma Corp., 8.000%, 9-6-24	2,610	2,535
Bausch Health Cos., Inc., 6.125%, 4-15-25(F)	6,848	6,985
Eagle Holding Co. II LLC (7.750% Cash or 7.750% PIK), 7.750%, 5-15-22(F)(J)	34,432	34,690
Par Pharmaceutical, Inc., 7.500%, 4-1-27(F)	20,717	20,354
Valeant Pharmaceuticals International, Inc.:
5.500%, 11-1-25(F)	7,811	8,143
9.000%, 12-15-25(F)	5,419	6,055
9.250%, 4-1-26(F)	15,514	17,357
8.500%, 1-31-27(F)	19,261	21,178

		117,297

Total Health Care - 6.6%		330,486

Industrials
Aerospace & Defense – 2.5%
TransDigm UK Holdings plc, 6.875%, 5-15-26	13,157	13,313
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	6,868	6,937
6.500%, 7-15-24	39,794	40,291
6.500%, 5-15-25	7,918	8,007
6.250%, 3-15-26(F)	21,492	22,486
6.375%, 6-15-26	16,934	17,146
7.500%, 3-15-27(F)	15,351	16,022

		124,202

Air Freight & Logistics – 1.0%
XPO Logistics, Inc., 6.750%, 8-15-24(F)	46,913	50,021

Diversified Support Services – 0.5%
Ahern Rentals, Inc., 7.375%, 5-15-23(F)	25,226	22,388
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9-15-26	2,710	2,886

		25,274

Environmental & Facilities Services – 1.3%
GFL Environmental, Inc.:
5.625%, 5-1-22(F)	5,520	5,561

5.375%, 3-1-23(F)	27,117	26,846
7.000%, 6-1-26(F)	23,211	23,762
8.500%, 5-1-27(F)	5,350	5,758
Waste Pro USA, Inc., 5.500%, 2-15-26(F)	2,140	2,188

		64,115

Industrial Machinery – 0.0%
Apex Tool Group LLC and BC Mountain Finance, Inc., 9.000%, 2-15-23(F)	4,219	3,766

Total Industrials - 5.3%		267,378

Information Technology
Application Software – 1.3%
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23(F)	71,958	63,262

Data Processing & Outsourced Services – 1.9%
Italics Merger Sub, Inc., 7.125%, 7-15-23(F)	86,209	87,732
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25(F)	7,864	8,238

		95,970

IT Consulting & Other Services – 1.2%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5-1-25(F)	4,761	4,737
NCR Escrow Corp., 6.375%, 12-15-23	29,376	30,294
Pioneer Holding Corp., 9.000%, 11-1-22(F)	23,446	24,091

		59,122

Total Information Technology - 4.4%		218,354

Materials
Aluminum – 1.8%
Constellium N.V.:
5.750%, 5-15-24(F)	21,281	21,760
6.625%, 3-1-25(F)	32,160	33,366
5.875%, 2-15-26(F)	14,677	15,080
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24(F)	12,449	13,052
5.875%, 9-30-26(F)	8,281	8,385

		91,643

Commodity Chemicals – 0.6%
NOVA Chemicals Corp.:
4.875%, 6-1-24(F)	19,673	20,361
5.250%, 6-1-27(F)	7,869	8,371

		28,732

Construction Materials – 0.8%
Hillman Group, Inc. (The), 6.375%, 7-15-22(F)	43,731	38,811

Fertilizers & Agricultural Chemicals – 0.5%
Pinnacle Operating Corp., 9.000%, 5-15-23(F)	70,641	23,312

Metal & Glass Containers – 0.5%
ARD Finance S.A. (7.125% Cash or 7.875% PIK), 7.125%, 9-15-23(J)	4,604	4,708
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK), 8.750%, 1-31-23(F)(G)(J)	9,987	10,062
HudBay Minerals, Inc.:
7.250%, 1-15-23(F)	3,257	3,354
7.625%, 1-15-25(F)	4,887	5,046

		23,170

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4-15-25(F)	7,999	8,099

Total Materials - 4.3%		213,767

TOTAL CORPORATE DEBT SECURITIES – 69.4%		$3,479,610

(Cost: $3,686,791)

LOANS(N)
Communication Services
Advertising – 0.3%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps), 5.580%, 7-25-21	3,507	3,191
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 8.830%, 7-25-22	15,795	12,409

		15,600

Cable & Satellite – 0.0%
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps), 5.894%, 1-7-22(D)	581	578

Integrated Telecommunication Services – 1.0%
West Corp., 0.000%, 10-10-24(O)	7,622	7,101
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.522%, 10-10-24	50,605	47,147

		54,248

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 450 bps), 6.830%, 8-31-25	6,909	6,913

Wireless Telecommunication Service – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 5.780%, 5-27-24	5,363	4,639

Total Communication Services - 1.5%		81,978

Consumer Discretionary
Apparel Retail – 1.1%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 9.439%, 11-28-22(D)	32,123	30,999
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22(C)(D)	26,317	24,738

		55,737

Department Stores – 0.2%
Belk, Inc. (ICE LIBOR plus 475 bps), 7.285%, 12-10-22	12,963	10,437

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 6.402%, 5-15-23	22,374	21,036

Leisure Facilities – 0.3%
United PF Holdings LLC, 0.000%, 6-14-26(O)	2,018	2,015

United PF Holdings LLC (ICE LIBOR plus 450 bps), 6.901%, 6-10-26	14,745	14,726

		16,741

Restaurants – 0.3%
NPC International, Inc. (ICE LIBOR plus 750 bps), 9.939%, 4-18-25	22,640	13,414

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps), 8.902%, 8-4-25	11,666	11,819

Specialty Stores – 1.4%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 7.592%, 10-16-23	17,336	15,545
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 11.842%, 5-21-24	24,512	21,448
Staples, Inc. (ICE LIBOR plus 500 bps), 7.601%, 7-12-26	34,415	32,990

		69,983

Textiles – 0.5%
SIWF Holdings, Inc., 0.000%, 6-15-25(D)(O)	2,288	2,265
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 6.654%, 6-15-25(D)	22,935	22,706

		24,971

Total Consumer Discretionary - 4.5%		224,138

Consumer Staples
Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps), 6.135%, 10-22-25	8,350	8,340

Total Consumer Staples - 0.2%		8,340

Energy
Coal & Consumable Fuels – 1.0%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 8.272%, 3-28-22	41,864	33,980
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 10.660%, 3-15-22(D)	5,385	5,385
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(D)(J)	12,829	10,391

		49,756

Oil & Gas Drilling – 0.0%
KCA Deutag U.S. Finance LLC (ICE LIBOR plus 675 bps), 9.080%, 3-21-23	434	325

Oil & Gas Equipment & Services – 0.2%
Larchmont Resources LLC (9.460% Cash or 9.460% PIK), 9.460%, 8-7-20(C)(D)(J)	13,792	12,827

Oil & Gas Exploration & Production – 0.5%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps), 12.777%, 12-31-21	15,000	15,195

California Resources Corp. (ICE LIBOR plus 475 bps), 7.152%, 12-31-22	11,612	11,081

		26,276

Oil & Gas Storage & Transportation – 1.6%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 13.272%, 2-16-21	15,494	14,555
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 8.272%, 8-12-20	28,687	28,114
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 7.410%, 3-1-26	34,400	33,787
Lower Cadence Holdings LLC (ICE LIBOR plus 400 bps), 6.404%, 5-8-26	3,812	3,788

		80,244

Total Energy - 3.3%		169,428

Financials
Asset Management & Custody Banks – 0.5%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 9.144%, 7-20-26	24,780	24,842

Financial Exchanges & Data – 0.4%
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps), 5.830%, 4-3-25	20,282	20,248

Insurance Brokers – 0.3%
NFP Corp. (ICE LIBOR plus 300 bps), 5.402%, 1-8-24	15,609	15,158

Investment Banking & Brokerage – 0.4%
Jane Street Group LLC (ICE LIBOR plus 300 bps), 5.402%, 8-25-22	20,774	20,627

Property & Casualty Insurance – 0.7%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 6.902%, 2-28-25	37,422	36,253

Specialized Finance – 0.3%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps), 10.902%, 2-28-26	12,493	12,243

Total Financials - 2.6%		129,371

Health Care
Health Care Equipment – 0.1%
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps), 12.160%, 10-1-25(D)	3,873	3,505

Health Care Facilities – 1.2%
Gentiva Health Services, Inc. (3-Month ICE LIBOR plus 375 bps), 6.188%, 7-2-25	25,130	25,130

Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps), 11.500%, 7-2-26	1,618	1,634
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps), 6.904%, 11-16-25	38,424	38,170

		64,934

Health Care Services – 1.7%
Heartland Dental LLC, 0.000%, 4-30-25(O)	547	517
Heartland Dental LLC (ICE LIBOR plus 375 bps), 6.152%, 4-30-25	24,453	23,123
U.S. Renal Care, Inc., 0.000%, 6-14-26(O)	60,958	59,749

		83,389

Health Care Technology – 1.1%
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 6.902%, 8-27-25	54,756	54,723

Pharmaceuticals – 0.1%
Concordia International Corp. (ICE LIBOR plus 550 bps), 7.911%, 9-6-24	7,087	6,795

Total Health Care - 4.2%		213,346

Industrials
Building Products – 0.4%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 10.402%, 3-27-22(D)	19,651	19,258

Construction & Engineering – 1.3%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps), 7.402%, 5-10-25	51,673	50,777
Tensar International Corp. (ICE LIBOR plus 850 bps), 10.830%, 7-10-22(D)	18,232	16,227

		67,004

Industrial Conglomerates – 0.8%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 7.902%, 10-20-22(D)	33,472	33,849
PAE Holding Corp. (ICE LIBOR plus 950 bps), 11.830%, 10-20-23	6,112	5,990

		39,839

Industrial Machinery – 1.5%
Dynacast International LLC (ICE LIBOR plus 850 bps), 10.830%, 1-30-23	76,082	74,560

Total Industrials - 4.0%		200,661

Information Technology
Application Software – 0.3%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 9.330%, 9-19-25	12,484	12,593
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps), 9.402%, 5-15-23(D)	3,061	3,031

		15,624

Communications Equipment – 0.4%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 6.939%, 11-30-25	11,583	11,040
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 11.189%, 11-30-26	10,963	9,592

		20,632

Data Processing & Outsourced Services – 0.6%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 9.670%, 5-1-25	14,224	12,294
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps), 6.152%, 5-21-25(D)	19,155	18,867

		31,161

Total Information Technology - 1.3%		67,417

Materials
Construction Materials – 0.5%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 6.402%, 5-31-25	26,072	25,061

Total Materials - 0.5%		25,061

TOTAL LOANS – 22.1%		$1,119,740

(Cost: $1,181,154)

SHORT-TERM SECURITIES
Commercial Paper(P) - 3.8%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 3.030%, 7-10-19	15,000	14,987
Clorox Co. (The), 2.720%, 7-30-19	10,000	9,977
Diageo Capital plc (GTD by Diageo plc), 3.010%, 7-10-19	5,000	4,996
Florida Power & Light Co., 2.320%, 7-17-19	7,368	7,358
General Mills, Inc., 2.770%, 7-22-19	12,750	12,729
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 3.020%, 7-10-19	6,903	6,897
International Paper Co.:
2.596%, 7-8-19	15,000	14,990
2.575%, 7-9-19	15,000	14,988
2.750%, 7-24-19	5,000	4,991
McCormick & Co., Inc., 2.492%, 7-9-19	10,000	9,992
Mondelez International, Inc.:
2.565%, 7-2-19	10,000	9,997
2.840%, 7-16-19	6,635	6,627
2.830%, 7-17-19	5,000	4,993
2.810%, 7-18-19	8,000	7,989
2.720%, 7-29-19	3,000	2,993
Virginia Electric and Power Co.:
2.532%, 7-8-19	15,000	14,989
3.150%, 7-10-19	6,000	5,995
2.920%, 7-18-19	6,022	6,013
2.870%, 7-22-19	12,000	11,979
Walgreens Boots Alliance, Inc., 2.760%, 7-23-19	8,600	8,585
Wisconsin Gas LLC, 2.960%, 7-16-19	10,000	9,987

		192,052

Master Note - 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(Q)	4,032	4,032

	Shares
Money Market Funds - 0.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (R)(S)	15,038	15,038

TOTAL SHORT-TERM SECURITIES – 4.2%		$211,122

(Cost: $211,166)

TOTAL INVESTMENT SECURITIES – 100.1%		$5,027,757

(Cost: $5,319,473)

LIABILITIES, NET OF CASH AND OTHER ASSETS(T) – (0.1)%		(5,059)

NET ASSETS – 100.0%		$5,022,698

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(D)	Securities whose value was determined using significant unobservable inputs.
(E)	Restricted securities. At June 30, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
BIS Industries Ltd.	12-22-17	19,683		$1,852	$1,191
Larchmont Resources LLC	12-8-16	18		6,189	4,584
Maritime Finance Co. Ltd.	9-19-13	1,750		29,407	15,663
New Cotai Participation Corp., Class B	4-12-13	—	*	810	—
Sabine Oil & Gas Corp.	12-7-16	5		232	151
Pinnacle Agriculture Enterprises LLC	3-10-17	49,044		22,291	3,840
Targa Resources Corp., 9.500%	10-24-17	47		52,454	50,895
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	20		145	79

				$113,380	$76,403

The total value of these securities represented 1.5% of net assets at June 30, 2019.

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $3,022,384 or 60.2% of net assets.

(G)	All or a portion of securities with an aggregate value of $17,593 are on loan.
(H)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).
(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2019.
(L)	Zero coupon bond.
(M)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(N)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(O)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(P)	Rate shown is the yield to maturity at June 30, 2019.
(Q)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(R)	Investment made with cash collateral received from securities on loan.
(S)	Rate shown is the annualized 7-day yield at June 30, 2019.
(T)	Cash of $90 has been pledged as collateral on OTC forward foreign currency contracts.

The following forward foreign currency contracts were outstanding at June 30, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	7,312	U.S. Dollar	8,278	7-5-19	Morgan Stanley International	$—	$38

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$3,414	$2,329	$—
Consumer Discretionary	125,195	—	—	*
Consumer Staples	—	—	—	*
Energy	1,963	151	7,657
Financials	—	—	15,663
Health Care	4,903	—	—
Industrials	—	—	1,191

Total Common Stocks	$135,475	$2,480	$24,511
Preferred Stocks	—	50,895	3,840
Warrants	—	84	—
Corporate Debt Securities	—	3,479,610	—
Loans	—	915,114	204,626
Short-Term Securities	15,038	196,084	—

Total	$150,513	$4,644,267	$232,977

Liabilities
Forward Foreign Currency Contracts	$—	$38	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 4-1-19	$29,298	$9,991	$305,037
Net realized gain (loss)	238	—	112
Net change in unrealized appreciation (depreciation)	(3,023)	(6,151)	(2,790)
Purchases	—	—	538
Sales	(2,002)	—	(32,522)
Amortization/Accretion of premium/discount	—	—	(660)
Transfers into Level 3 during the period	—	—	88,665
Transfers out of Level 3 during the period	—	—	(153,754)

Ending Balance 6-30-19	24,511	$3,840	$204,626

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-19	$(4,786)	$(6,151)	$1,037

Information about Level 3 fair value measurements:

	Fair Value at 6-30-19	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$15,663	Net asset approach	Adjusted book value multiple	0x – 1.00	x
	1,191	Market comparable approach	Adjusted EBITDA multiple	6.00	x
	7,657	Third-party valuation service	Broker quote	N/A

Preferred Stocks	3,840	Market comparable approach	Adjusted EBITDA multiple	9.69	x
			Illiquidity discount	10%
		Option pricing model	Volatility	9.88%

Loans	204,626	Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input as of the reporting date would result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$5,319,473

Gross unrealized appreciation	112,795
Gross unrealized depreciation	(404,511)

Net unrealized depreciation	$(291,716)